Senior Unsecured Bonds - Additional Information (Details) - Unsecured Bonds - USD ($) $ in Millions	Dec. 31, 2025	Mar. 28, 2025	Oct. 17, 2024
October 2024 Bonds
Debt Instrument [Line Items]
Aggregate principal amount			$ 100
Borrowing limit			$ 200
Remaining available amount to be issued	$ 60
March 2025 Bond
Debt Instrument [Line Items]
Aggregate principal amount		$ 40
Interest rate (as a percent)		7.25%